Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia International Dividend Income Fund - Class A | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia International Dividend Income Fund - Class A | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Class A | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Class A | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Class A | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia International Dividend Income Fund - Class A | ORIX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia International Dividend Income Fund - Class A | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Class A | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Class A | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia International Dividend Income Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia International Dividend Income Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia International Dividend Income Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia International Dividend Income Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia International Dividend Income Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia International Dividend Income Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia International Dividend Income Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia International Dividend Income Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia International Dividend Income Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia International Dividend Income Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia International Dividend Income Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia International Dividend Income Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia International Dividend Income Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia International Dividend Income Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia International Dividend Income Fund - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia International Dividend Income Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia International Dividend Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia International Dividend Income Fund - Advisor Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia International Dividend Income Fund - Advisor Class | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Advisor Class | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Advisor Class | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Advisor Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Advisor Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia International Dividend Income Fund - Advisor Class | ORIX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia International Dividend Income Fund - Advisor Class | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Advisor Class | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Advisor Class | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia International Dividend Income Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia International Dividend Income Fund - Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia International Dividend Income Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia International Dividend Income Fund - Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia International Dividend Income Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia International Dividend Income Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia International Dividend Income Fund - Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia International Dividend Income Fund - Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia International Dividend Income Fund - Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia International Dividend Income Fund - Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia International Dividend Income Fund - Advisor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia International Dividend Income Fund - Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia International Dividend Income Fund - Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia International Dividend Income Fund - Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia International Dividend Income Fund - Advisor Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia International Dividend Income Fund - Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Advisor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia International Dividend Income Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia International Dividend Income Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia International Dividend Income Fund - Institutional Class | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional Class | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional Class | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia International Dividend Income Fund - Institutional Class | ORIX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia International Dividend Income Fund - Institutional Class | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Institutional Class | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional Class | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia International Dividend Income Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia International Dividend Income Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia International Dividend Income Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia International Dividend Income Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia International Dividend Income Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia International Dividend Income Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia International Dividend Income Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia International Dividend Income Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia International Dividend Income Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia International Dividend Income Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia International Dividend Income Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia International Dividend Income Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia International Dividend Income Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia International Dividend Income Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia International Dividend Income Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia International Dividend Income Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia International Dividend Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia International Dividend Income Fund - Institutional 2 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia International Dividend Income Fund - Institutional 2 Class | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional 2 Class | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional 2 Class | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional 2 Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional 2 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia International Dividend Income Fund - Institutional 2 Class | ORIX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia International Dividend Income Fund - Institutional 2 Class | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Institutional 2 Class | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional 2 Class | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia International Dividend Income Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia International Dividend Income Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia International Dividend Income Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia International Dividend Income Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia International Dividend Income Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia International Dividend Income Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia International Dividend Income Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia International Dividend Income Fund - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia International Dividend Income Fund - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia International Dividend Income Fund - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia International Dividend Income Fund - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia International Dividend Income Fund - Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia International Dividend Income Fund - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia International Dividend Income Fund - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia International Dividend Income Fund - Institutional 2 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia International Dividend Income Fund - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional 2 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia International Dividend Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia International Dividend Income Fund - Institutional 3 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia International Dividend Income Fund - Institutional 3 Class | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional 3 Class | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional 3 Class | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional 3 Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia International Dividend Income Fund - Institutional 3 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia International Dividend Income Fund - Institutional 3 Class | ORIX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia International Dividend Income Fund - Institutional 3 Class | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Institutional 3 Class | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional 3 Class | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia International Dividend Income Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia International Dividend Income Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia International Dividend Income Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia International Dividend Income Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia International Dividend Income Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia International Dividend Income Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia International Dividend Income Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia International Dividend Income Fund - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia International Dividend Income Fund - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia International Dividend Income Fund - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia International Dividend Income Fund - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia International Dividend Income Fund - Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia International Dividend Income Fund - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia International Dividend Income Fund - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia International Dividend Income Fund - Institutional 3 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia International Dividend Income Fund - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional 3 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia International Dividend Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%